UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                      as of January 31, 2017 (Unaudited)

Deutsche Gold & Precious Metals Fund

	Shares	Value ($)
Common Stocks (a) 99.5%
Australia 15.4%
Evolution Mining Ltd.	1,543,169	2,550,547
Newcrest Mining Ltd.	402,615	6,682,546
Northern Star Resources Ltd.	937,187	2,765,202
OceanaGold Corp. (b)	1,201,420	4,173,232
Regis Resources Ltd.	535,541	1,316,919
(Cost $15,835,897)		17,488,446
Canada 53.6%
Agnico-Eagle Mines Ltd.	131,230	6,259,709
Alamos Gold, Inc. "A"	167,599	1,257,073
Asanko Gold, Inc.*	485,008	1,777,897
AuRico Metals, Inc.*	370,592	327,517
B2Gold Corp.*	1,454,151	4,414,138
Barrick Gold Corp.	537,819	9,911,162
Belo Sun Mining Corp.* (c)	1,514,104	1,035,583
Continental Gold, Inc.*	314,886	1,047,805
Detour Gold Corp.*	151,573	2,055,918
Dominion Diamond Corp.	203,685	2,039,589
Eldorado Gold Corp.*	469,797	1,660,762
Franco-Nevada Corp.	63,292	4,116,838
Goldcorp, Inc.	264,374	4,274,681
Guyana Goldfields, Inc.*	270,322	1,342,002
Kinross Gold Corp.*	548,321	2,136,398
Kirkland Lake Gold Ltd.*	306,021	2,194,179
MAG Silver Corp.*	127,013	1,805,756
New Gold, Inc.*	518,854	1,383,611
Osisko Gold Royalties Ltd.	106,709	1,171,031
Roxgold, Inc.*	255,357	298,284
Silver Standard Resources, Inc.*	170,523	1,801,876
Silver Wheaton Corp.	247,587	5,474,027
Torex Gold Resources, Inc.*	147,475	3,128,000
(Cost $53,314,271)		60,913,836
Jersey 1.5%
Centamin PLC (Cost $925,004)	885,200	1,745,312
Mexico 1.8%
Fresnillo PLC (d) (Cost $1,683,866)	109,408	2,003,155
Peru 1.3%
Hochschild Mining PLC (Cost $1,639,203)	487,696	1,518,211
South Africa 5.6%
Anglo American Platinum Ltd.*	41,034	1,076,253
AngloGold Ashanti Ltd.*	302,546	3,827,650
Petra Diamonds Ltd.*	774,420	1,473,263
(Cost $8,284,078)		6,377,166
United Kingdom 4.9%
Acacia Mining PLC	288,695	1,565,808
Randgold Resources Ltd.	47,101	3,999,284
(Cost $5,503,939)		5,565,092
United States 15.4%
Argonaut Gold, Inc.*	462,053	862,854
Newmont Mining Corp.	290,319	10,532,773
Royal Gold, Inc.	40,874	2,949,877
Tahoe Resources, Inc.	338,783	3,090,378
(Cost $15,586,694)		17,435,882
Total Common Stocks (Cost $102,772,952)		113,047,100
Securities Lending Collateral 0.1%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (e) (f) (Cost $46,406)	46,406	46,406
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 0.54% (e) (Cost $351,059)	351,059	351,059
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $103,170,417) †	99.9	113,444,565
Other Assets and Liabilities, Net	0.1	167,587
Net Assets	100.0	113,612,152

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $130,016,624. At January 31, 2017, net unrealized depreciation for all securities based on tax cost was $16,572,059. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,640,634 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,212,693.
(a)	Securities are listed in country of domicile.
(b)	Listed on the Toronto Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $43,226, which is 0.04% of net assets.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At January 31, 2017, the Deutsche Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	47%

Group II:
Medium established producers	12%

Group III:
Junior producers with medium cost production	9%

Group IV:
Companies with some production on stream or in start-up	6%

Group V:
Primarily exploration companies with or without mineral resources	11%

Group VI:
Royalty companies	12%

Group VII:
Diamonds	3%

100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, Deutsche Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of January 31, 2017 the Fund held $130,665 in the Subsidiary, representing 0.12% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,173,232	$13,315,214	$—	$17,488,446
Canada	60,913,836	—	—	60,913,836
Jersey	—	1,745,312	—	1,745,312
Mexico	—	2,003,155	—	2,003,155
Peru	—	1,518,211	—	1,518,211
South Africa	—	6,377,166	—	6,377,166
United Kingdom	—	5,565,092	—	5,565,092
United States	17,435,882	—	—	17,435,882
Short-Term Investments (g)	397,465	—	—	397,465
Total	$82,920,415	$30,524,150	$—	$113,444,565

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(g)	See Consolidated Investment Portfolio for additional detailed categorization.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Gold & Precious Metals Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017